Capital Requirements and Other Regulatory Matters	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Capital Requirements and Other Regulatory Matters
SHAREHOLDERS' EQUITY, CAPITAL RATIOS AND OTHER REGULATORY MATTERS
During the third quarter of 2015, the Company issued an aggregate of 3,200,000 depositary shares (the “Depositary Shares”), each representing a 1/400th ownership interest in a share of the Company’s 6.625% Fixed-to-Floating Non-Cumulative Perpetual Preferred Stock, Series B, par value $1.00 per share, (“Series B Preferred Stock”), with a liquidation preference of $10,000 per share of Series B Preferred Stock (equivalent to $25 per depositary share) which represents $80,000,000 in aggregate liquidation preference.
Dividends will accrue and be payable on the Series B preferred stock, subject to declaration by the Company’s board of directors, from the date of issuance to, but excluding August 1, 2025, at a rate of 6.625% per annum, payable semi-annually, in arrears, and from and including August 1, 2025, dividends will accrue and be payable at a floating rate equal to three-month LIBOR plus a spread of 426.2 basis points, payable quarterly, in arrears. The Company may redeem the Series B preferred stock at its option, subject to regulatory approval, as described in the Prospectus. On January 4, 2016, the Company declared a semi-annual cash dividend of $0.805 per depositary share , which was paid on February 1, 2016.
The Company and IBERIABANK are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy regulations and the regulatory framework for prompt corrective action, the Company and IBERIABANK, as applicable, must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.
On January 1, 2015, the Company and IBERIABANK became subject to revised capital adequacy standards as implemented by new final rules approved by the U.S. banking regulatory agencies, including the FRB, to implement the revised standards of the BCBS and to address relevant provisions of the Dodd-Frank Act. Certain provisions of the new rules will be phased in from that date to January 1, 2019.
The final rules:

•	Require that non-qualifying capital instruments, including trust preferred securities and cumulative perpetual preferred stock, must be fully phased out of Tier 1 capital by January 1, 2016,

•	Establish new qualifying criteria for regulatory capital, including new limitations on the inclusion of deferred tax assets and mortgage servicing rights,

•	Require a minimum ratio of common equity Tier 1 capital (“CET1”) to risk-weighted assets of 4.5%,

•	Increase the minimum Tier 1 capital to risk-weighted assets ratio requirements from 4% to 6%,

•
Implement a new capital conservation buffer requirement for a banking organization to maintain a buffer composed of CET1 capital in an amount greater than 2.5% above the minimum CET1 capital, Tier 1 capital and total risk-based capital ratios in order to avoid limitations on capital distributions, including dividend payments, and certain discretionary bonus payments to executive officers, with the buffer to be phased in beginning on January 1, 2016 at 0.625% and increasing annually until fully phased in at 2.5% by January 1, 2019. A banking organization with a buffer of less than the required amount would be subject to increasingly stringent limitations on certain distributions and payments as the buffer approaches zero, and

•	Increase capital requirements for past-due loans, high volatility commercial real estate exposures, and certain short-term commitments and securitization exposures.
Management believes that, as of December 31, 2015, the Company and IBERIABANK met all capital adequacy requirements to which they are subject.
As of December 31, 2015, the most recent notification from the FRB categorized IBERIABANK as well-capitalized under the regulatory framework for prompt corrective action (the prompt corrective action requirements are not applicable to the Company). To be categorized as well-capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since the notification that management believes have changed that categorization. The Company’s and IBERIABANK’s actual capital amounts and ratios as of December 31 are presented in the following table.

(Dollars in thousands)	2015
	Minimum		Well-Capitalized		Actual
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage
Consolidated	$751,798	4.00%	N/A	N/A	$1,790,034	9.52%
IBERIABANK	749,226	4.00	936,532	5.00	1,691,022	9.03
Common Equity Tier 1 (CET1) (1)
Consolidated	$752,610	4.50%	N/A	N/A	$1,684,097	10.07%
IBERIABANK	750,660	4.50	1,084,287	6.50	1,691,022	10.14
Tier 1 risk-based capital
Consolidated	$1,003,479	6.00%	N/A	N/A	$1,790,034	10.70%
IBERIABANK	1,000,880	6.00	1,334,507	8.00	1,691,022	10.14
Total risk-based capital
Consolidated	$1,337,973	8.00%	N/A	N/A	$2,029,932	12.14%
IBERIABANK	1,334,507	8.00	1,668,133	10.00	1,843,545	11.05

	2014
	Minimum		Well-Capitalized		Actual
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage
Consolidated	$602,359	4.00%	N/A	N/A	$1,408,141	9.35%
IBERIABANK	600,121	4.00	750,151	5.00	1,265,540	8.44
Tier 1 risk-based capital
Consolidated	$504,086	4.00%	N/A	N/A	$1,408,141	11.17%
IBERIABANK	502,421	4.00	753,631	6.00	1,265,540	10.08
Total risk-based capital
Consolidated	$1,008,171	8.00%	N/A	N/A	$1,550,088	12.30%
IBERIABANK	1,004,841	8.00	1,256,052	10.00	1,407,487	11.21
(1) Beginning January 1, 2016, minimum capital ratios will be subject to a capital conservation buffer of 0.625%. This capital conservation buffer will increase in subsequent years by 0.625% until it is fully phased in on January 1, 2019 at 2.50%.

Restrictions on Dividends, Loans and Advances
IBERIABANK is restricted under applicable laws in the payment of dividends to an amount equal to current year earnings plus undistributed earnings for the immediately preceding year, unless prior permission is received from the Commissioner of Financial Institutions for the State of Louisiana. Dividends payable by IBERIABANK in 2016 without permission will be limited to 2016 earnings plus an additional $148.7 million.
Funds available for loans or advances by IBERIABANK to the Parent amounted to $184.4 million. In addition, any dividends that may be paid by IBERIABANK to the Parent would be restricted if IBERIABANK did not comply with the above-described capital conservation buffer requirements and would be prohibited if the effect thereof would cause IBERIABANK’s capital to be reduced below applicable minimum capital requirements.
During any deferral period under the Company’s junior subordinated debt, the Company would be prohibited from declaring and paying dividends to preferred and common shareholders. In addition, so long as any shares of Series B Preferred Stock remain outstanding, we are prohibited from paying dividends on any of our common stock if the required payments on our Series B Preferred Stock have not been made. See Note 14 to the consolidated financial statements for additional information.